Corporate and Group Information	12 Months Ended
Dec. 31, 2024
Corporate and Group Information [Abstract]
Corporate and group information

1.      Corporate and group information

TNL Mediagene (the “Company”) was incorporated in Cayman Island with limited liability under the International Business Companies Act on January 20, 2015. On July 3, 2023, the company’s shareholders approved the resolution to change its name from The News Lens Co., Ltd. to TNL Mediagene. The Company and its subsidiaries (collectively referred herein as the “Group”) are primarily engaged in digital advertising, integrated marketing, marketing survey, artificial intelligence technology, data analysis, content service platform and production of audio-visual programs.

Since inception, the Company has successively acquired Neptune Internet Media Technology Co., Ltd., Easy Key 2 Asia Co., Ltd., AD2iction Co., Ltd., S.C. Integrated Marketing Communication Co., Ltd., STAR Communication Consultant Co., Ltd. and Polydice Inc. In 2023 and 2024, the Company acquired TNL Mediagene Inc (formerly known as TNL Mediagene Japan Inc.), and Green Quest Holding Inc., respectively. Through the integration of the Company and its subsidiaries’ resources, the Group continues to develop its online media advertising business.

On June 6, 2023, TNL Mediagene, TNLMG, a subsidiary of TNL Mediagene, and Blue Ocean Acquisition Corp’s (“Blue Ocean”) entered into the Agreement and Plan of Merger (“Merger Agreement”). On December 5, 2024 (the “Closing Date”), TNLMG merged with and into Blue Ocean (the “Merger”), with Blue Ocean surviving the Merger as a wholly owned subsidiary of TNL Mediagene.

In connection with the Merger, immediately prior to the Closing Date, TNL Mediagene completed the recapitalization and effecting a reverse share split, using a split factor of 0.11059896.

Pursuant to the Merger Agreement, immediately prior to the Closing Date, (i) all outstanding Blue Ocean Class B Shares, with a par value of US$0.0001, were converted into Blue Ocean Class A shares, with a par value of US$0.0001, at a conversion ratio of 1.00, (ii) all outstanding public shares, with a par value of US$0.0001, were exchanged with TNL Mediagene for the right to receive TNL Mediagene ordinary shares, with a par value of US$0.0001, at an conversion ratio of 1.00, and (iii) each Blue Ocean warrant becomes a warrant exercisable for TNL Mediagene ordinary shares on an conversion ratio of 1.00 and on the same terms as the original Blue Ocean warrant. Upon consummation of the Merger, the shareholders of Blue Ocean became shareholders of TNL Mediagene and TNL Mediagene became a publicly listed company on Nasdaq Stock Market (“NASDAQ”). The Company’s shares and warrants commenced trading on NASDAQ under the ticker symbols “TNMG” and “TNMGW”, respectively.

The above Merger transaction is accounted for as a recapitalization. Please refer to Note 35 “Recapitalization”.

Going concern

As of December 31, 2024, the Group has recurring losses from operations for the most recent year of $76,344,202, negative working capital $15,270,853, net operating cash outflow $10,212,070 and accumulated deficit of $117,208,018. However, the Group has strong commitment to improve its operational performance. The Group intends to adopt the following measures to improve future operating and financial conditions:

a)      Improve operating conditions:

The Group plans to actively expand its customer base while prudently controlling various expenses and costs. As of December 31, 2024, the Company’s subsidiary, S.C. Integrated Marketing Communication Co., Ltd., has secured service contracts exceeding $5.9 million, but not yet recognize revenue.

b)      Financial Soundness Program:

(a)     On January 17, 2025, the Company issued promissory notes $1,200,000 to the third parties. For terms and conditions, please refer to Note 44 a).

(b)    The Company has consistently maintained a good reputation and banking credit to secure refinancing lines as needed. As of the date of issuance of the consolidated financial statements, the Company has obtained approximately $3,870,124 in long-term financing from financial institutions. For details, please refer to Note 44 b).

The Group’s business plans, consider, among others, the cost management, the issuance of promissory notes and renewal of its loan facilities with the financial institutions. Although management continues to pursue these plans, there can be no assurance that the Group will be successful in obtaining sufficient funding on terms acceptable to the Group to fund continuing operations. A material uncertainty exists that may cast significant doubt and raise substantial doubt as contemplated by PCAOB standards on the Group’s ability to continue as a going concern and that the Group may be unable to realize its assets and discharge its liabilities in the normal course of business.